Income Taxes - Reconciliations of the income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Income Taxes
Income before income tax expense and share of net (loss)/income from equity investees	$ 46,604	¥ 318,305	¥ 337,260	¥ 259,256
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 11,651	¥ 79,576	¥ 84,315	¥ 64,814
Non-deductible expenses	5,876	40,141	9,151	17,974
International tax rate difference	(613)	(4,189)
Preferential tax rate	(2,537)	(17,327)
Additional tax deduction for qualified research and development expenses	(302)	(2,066)
Change in valuation allowance	(2,085)	(14,241)	(15,314)	(11,737)
Expired loss	2,189	14,950	12,293
Interest and penalty	219	1,494	1,571	445
Effect of changes in tax rates on deferred taxes	1,485	10,141
Income tax expense	$ 15,883	¥ 108,479	¥ 92,016	¥ 71,496